Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Component of Loss Before Income Tax

Component of Loss Before Income Tax

	December 31, 2023	December 31, 2022
Net loss before income tax	$(4,301,517)	$(1,800,268)
Effective tax rate	27.87%	27.87%
Expected recovery	(1,198,833)	(501,735)
Share-based compensation	135,947	47,906
Other non-deductible items	19,864	3,555
Foreign exchange	(2,168)	3,602
Tax rate differences	1,031	1,292
Change in valuation allowance	1,044,159	445,380
Tax expense (recovery)	-	-